Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of long-term debt instruments

The components of debt as of June 30, 2021 and December 31, 2020 are as follows (in thousands):

	As of June 30, 2021	As of December 31, 2020
4.60% Senior Notes due to related party due 2024	44,248	45,956

Total debt	$44,248	$45,956
Less: Short-term debt	—	—
Total Long-term debt	$44,248	$45,956

The components of debt at December 31, 2020 and 2019 are as follows (in thousands):

	As of December 31,
	2020	2019
3.50% Senior Note due 2020	$—	$34,548
4.60% Senior Notes to related party due 2024	45,956	86,371
2.5% Convertible bonds due 2024; early redemption 2022 including accrued interest	—	193,643
2.5% Non-Convertible bonds 2024; early redemption 2022 including accrued interest, net of warrant discount	—	62,490

Total debt	$45,956	$377,052
Less: Short-term debt	—	(34,548)

Total Long-term debt	$45,956	$342,504

Summary of maturities of long-term debt

As of December 31, 2020, maturities of short and long-term debt for the years ending December 31 are as follows (in thousands):

	Total	2020	2021	2022	2023	2024
4.60% Senior Notes to related parties due 2024	$45,956	—	—	—	—	$45,956
Total	$45,956	—	—	—	—	$45,956